FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-term Debt (Details) € in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,410
Less current portion of long-term debt	(1,406)				$ (1,550)
Total long-term debt	10,671				8,815
Total | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	11,110				9,513
Total Corporate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	9,595				9,012
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 5,500
5.5 billion Revolving Credit Facility | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	0				0
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	500
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0				184
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.13%	6.13%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750	€ 750
€750 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0				778
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.75%	1.75%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 401				400
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.55%	4.55%
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600
€600 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 704				621
€600 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.88%	4.88%
1.2 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,200
1.2 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,197				1,196
1.2 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.55%	6.55%
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500
€500 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 584				515
€500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.13%	3.13%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 497				496
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%	4.25%
€650000000000 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 650	€ 650,000	$ 754	€ 650
€650000000000 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 757				0
€650000000000 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.25%	3.25%	3.25%	3.25%
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000
€500 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 581				513
€500 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.50%	3.50%
1000000000 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1000000000 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 991				990
1000000000 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.80%	6.80%
$500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
$500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 496				496
$500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.00%	6.00%
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
1.5 billion Unsecured Bonds | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 673				672
1.5 billion Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%	7.00%
1000000000 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1000000000 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 429				428
1000000000 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.75%	6.75%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 491				491
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.35%	6.35%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0				15
EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.16%	1.16%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 267				273
EIB loan | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.40%	3.40%
Schuldschein loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 77	€ 66
Schuldschein loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%	3.00%
Schuldschein loans | Fixed interest rate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 77				94
Schuldschein loans | Floating interest rate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 819				659
Schuldschein loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.40%	3.40%
Schuldschein loans | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.60%	3.60%
Samurai loan | Floating interest rate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 450				0
Samurai loan | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.50%	1.50%
Samurai loan | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.60%	1.60%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 181				191
Other loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.50%	2.50%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,515				501
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt	9,704				7,963
Long-term lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	(214)				(182)
Total long-term debt	$ 967				$ 852